Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Research and Development Expenses [Abstract]
Schedule of research and development expenses
	For the year ended December 31
	2022	2021	2020
	USD thousands
Salaries, wages and related expenses	2,382	1,721	1,209
Share-based payments (see also Note 11)	768	557	756
Service providers	13,170	9,549	5,273

	16,320	11,827	7,238